Securities Available for Sale, Credit Loss Component (Details) (Debt Securities [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit loss component, beginning of period	$ 1,272	$ 1,043	$ 1,187
Initial credit impairments	55	87	122
Subsequent credit impairments	182	335	278
Total Additions	237	422	400
For securities sold	(194)	(160)	(263)
For securities derecognized due to changes in consolidation status of variable interest entities	0	(2)	(242)
Due to change in intent to sell or requirement to sell	0	0	(2)
For recoveries of previous credit impairments	(26)	(31)	(37)
Total reductions	(220)	(193)	(544)
Credit loss component, end of period	$ 1,289	$ 1,272	$ 1,043